UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2012

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.5%
Alabama - 0.1%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,156,732	(a)

Arizona - 1.1%
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	11,419,400
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	21,531,590

Total Arizona				32,950,990

California - 12.1%
ABAG Finance Authority for Nonprofit Corp., Insured Senior Living Revenue, Odd Fellows Home of California	5.000%	4/1/32	3,250,000	3,657,452
Bay Area, CA, Toll Authority, Toll Bridge Revenue:
San Francisco Bay Area	0.830%	10/1/19	10,000,000	10,005,800	(b)
San Francisco Bay Area	1.230%	4/1/24	10,000,000	10,009,000	(b)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	32,231,551
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	42,574,700
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	18,190,000	19,407,457	(c)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,923,126
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,260,919
Various Capital Projects	5.250%	10/1/25	4,000,000	4,687,360
Various Capital Projects	5.250%	10/1/26	4,385,000	5,105,499
Various Capital Projects	5.000%	10/1/27	5,180,000	5,911,312
Various Capital Projects	5.000%	10/1/28	3,000,000	3,401,460
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,267,925
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	8,657,476
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/24	1,000,000	1,190,110
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/25	1,245,000	1,469,038
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/28	2,540,000	2,941,676
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/29	1,775,000	2,042,989
Long Beach, CA, Bond Finance Authority, Lease Revenue	5.000%	8/1/30	1,960,000	2,245,454
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,614,617
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	19,984,042
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Projects II	5.000%	8/1/20	780,000	933,410
Multiple Capital Projects II	5.000%	8/1/23	1,500,000	1,776,840
Multiple Capital Projects II	5.000%	8/1/24	1,500,000	1,761,675
Multiple Capital Projects II	5.000%	8/1/26	1,500,000	1,742,610
Multiple Capital Projects II	5.000%	8/1/27	2,000,000	2,312,700
Multiple Capital Projects II	5.000%	8/1/28	2,295,000	2,639,457
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	9,048,560
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	60,000	62,719	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/25	$7,000,000	$8,663,970
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,498,700
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,829,048
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,412,580
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,406,620
Lodi Energy Center	5.000%	6/1/25	15,805,000	18,093,722
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,514,900
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	928,744
Procter & Gamble Project	5.000%	7/1/19	900,000	1,060,011
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,504,338
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,207,520
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,542,915
Arrowhead Project	5.000%	8/1/22	8,755,000	9,660,705
Arrowhead Project	5.125%	8/1/24	10,000,000	10,903,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	56,646,000
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,337,760
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,639,535

Total California				378,717,902

Colorado - 2.3%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	14,765,086
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,083,280
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,818,342
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,311,250
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	10,101,502
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,374,640
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,326,600

Total Colorado				72,780,700

Connecticut - 1.0%
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	15,000,000	16,287,600
Connecticut State, GO	0.740%	9/15/17	7,000,000	7,030,590	(b)
Connecticut State, GO	0.900%	9/15/18	3,000,000	3,018,960	(e)
Connecticut State, GO	1.050%	9/15/19	4,000,000	4,030,880	(e)

Total Connecticut				30,368,030

District of Columbia - 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	11,656,800	(b)

Florida - 9.3%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,396,870
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,933,800
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	28,002,750

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Citizens Property Insurance Corp., FL	5.375%	6/1/16	$20,000,000	$22,651,000
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,780,650
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,139,335
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	210,000	210,741
NATL	5.250%	11/1/16	360,000	360,551
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	680,000	739,813	(d)
Jacksonville, FL, Sales Tax Revenue:
Better Jacksonville	5.000%	10/1/24	9,155,000	11,008,613
Better Jacksonville	5.000%	10/1/25	4,750,000	5,693,635
Jacksonville, FL, Special Revenue	5.000%	10/1/24	1,000,000	1,213,970
Jacksonville, FL, Special Revenue	5.000%	10/1/26	3,500,000	4,198,635
Jacksonville, FL, Special Revenue	5.000%	10/1/29	4,000,000	4,730,600
Jacksonville, FL, Special Revenue	5.000%	10/1/31	2,000,000	2,343,020
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	8,504,510
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(f)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,956,116	(c)
Assured Guaranty	5.000%	10/1/22	8,000,000	9,050,800	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/27	12,000,000	13,730,160	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/28	20,000,000	22,598,400	(c)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,306,180	(c)
Miami International Airport	5.000%	10/1/29	5,000,000	5,660,200
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,262,900
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	9,067,520
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,958,190
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,090,357
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,566,294
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	48,432,190
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,879,300
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,086,915
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,893,571
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,331,530
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,483,170
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(f)

Total Florida				290,826,286

Georgia - 2.3%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	2,095,220
Zoo	5.000%	12/1/20	1,860,000	2,191,043
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,940,823
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	20,151,393
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,987,400
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,848,555
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,753,395

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	$1,250,000	$1,524,963
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	3,008,450
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	7,035,300
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,327,570
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,675,950
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,175,291
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,743,825
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,094,490	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	739,279

Total Georgia				73,292,947

Hawaii - 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	651,414

Illinois - 2.7%
Chicago, IL, GO	5.375%	1/1/16	120,000	120,450
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,610,781	(c)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,564,150
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,723,520
Cook County, IL, GO	5.250%	11/15/22	10,000,000	11,889,100
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,771,909
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,935,000	2,169,484	(d)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,231,500
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,126,680
Memorial Health System	5.250%	4/1/29	11,000,000	12,089,770
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,646,680
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,074,310	(b)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,772,150
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,540,800
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,403,240
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,651,215
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	6,249,650

Total Illinois				85,635,389

Indiana - 2.7%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/32	7,500,000	7,819,875
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,801,240
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,592,221
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	4,134,112

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	$5,000,000	$5,706,800
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,815,760
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	1,820,000	1,977,939	(d)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	22,032,202	(e)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,668,950
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,498,090
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	260,000	263,531
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	560,000	(k)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,766,080

Total Indiana				85,636,800

Iowa - 0.8%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,179,512
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,700,431
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,889,475
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,749,838
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,823,264
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,569,456
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,188,920
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,155,930
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,589,922
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,384,037
Muscatine, IA, Electric Revenue	9.700%	1/1/13	680,000	680,000

Total Iowa				24,910,785

Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,041,700	(b)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,501,060

Total Kansas				8,542,760

Kentucky - 0.9%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,103,460
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	17,052,728
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,043,800	(a)

Total Kentucky				29,199,988

Louisiana - 0.6%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	552,925	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,134,695
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,173,028

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	$1,000,000	$1,022,290
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	11,012,400	(b)

Total Louisiana				19,895,338

Maryland - 0.8%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,314	(c)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,807,235
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,686,750
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,616,075
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	541,205
Washington County Hospital	6.000%	1/1/28	4,000,000	4,408,160

Total Maryland				25,510,739

Massachusetts - 1.2%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,734,900
Caregroup Inc.	5.375%	7/1/23	3,500,000	4,044,425
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,343,315
Caregroup Inc.	5.375%	7/1/25	3,570,000	4,111,426
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,891,300
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,724,385
Massachusetts State Port Authority Revenue	13.000%	7/1/13	280,000	297,472	(d)
Massachusetts State Port Authority Revenue	5.000%	7/1/29	7,000,000	8,372,490
Massachusetts State, GO, Consolidated Loan	0.560%	1/1/18	8,500,000	8,483,595	(e)

Total Massachusetts				38,003,308

Michigan - 6.5%
Allen Academy COP	7.000%	6/1/15	510,000	523,867
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,767,900
District State Aid	5.000%	11/1/30	21,500,000	23,751,695	(g)
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	1,018,520
Senior Lien	5.000%	7/1/21	4,215,000	4,741,875
Senior Lien	5.250%	7/1/22	4,195,000	4,763,255
Senior Lien	5.250%	7/1/23	12,120,000	13,600,215
Senior Lien	5.250%	7/1/24	4,140,000	4,619,909
Senior Lien	5.250%	7/1/25	4,085,000	4,533,370
Senior Lien	5.250%	7/1/26	10,635,000	11,753,376
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,201,280
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	17,381,550
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,829,250
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,421,390
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	27,026,263
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,135,880
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	3,055,000	3,279,787
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,763,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	$2,000,000	$2,515,560
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,922,056	(c)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	24,495,300	(c)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,715,410	(c)

Total Michigan				203,761,108

Minnesota - 0.9%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	6,406,733
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,630,900
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,703,616

Total Minnesota				27,741,249

Missouri - 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,606,620
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,207,982
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,920
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,606,761
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	680,714

Total Missouri				23,606,997

Nevada - 0.6%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,502,670
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,068,710
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,089,030
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,406,569

Total Nevada				19,066,979

New Jersey - 4.1%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,672,300
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,989,335
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	7,056,720	(c)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,572,240	(c)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	2,000,227
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,498,946
New Jersey State EDA Revenue	5.000%	6/15/20	5,000,000	5,818,700
New Jersey State EDA Revenue	5.000%	6/15/23	2,500,000	2,881,950
New Jersey State EDA Revenue, Continental Airlines Inc. Project	4.875%	9/15/19	18,000,000	18,458,640	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,868,170
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	22,440,200

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	$6,950,000	$7,855,307	(c)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	6,003,244
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,416,240
New Jersey State Transportation Trust Fund Authority	5.500%	6/15/31	12,000,000	14,452,080
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	20,000	20,258	(d)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,107,132
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	20,000	20,850	(d)

Total New Jersey				128,132,539

New Mexico - 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,388,398
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	30,440,070
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,681,703

Total New Mexico				33,510,171

New York - 5.7%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	39,690,154
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,305,000
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,395,260
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,863,900
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,720,243
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,927,000
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	7,385,529
MTA, NY, Revenue	5.000%	11/15/28	9,000,000	10,521,270
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	8,147,440
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,840,000	1,322,408
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,572,315
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,325,000	5,749,030	(a)
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,418,350
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,415,079
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,891,950
New York, NY, GO	5.000%	8/1/21	20,000,000	25,028,000
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,547,320
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,374,910

Total New York				177,275,158

North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,254,400
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	28,832,975

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	$7,000,000	$8,111,390
Assured Guaranty	5.375%	1/1/26	4,590,000	5,378,562

Total North Carolina				44,577,327

Ohio - 2.9%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,320,984
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	23,385,400
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,817,820
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,364,300	(b)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	546,085
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	44,150,000	45,531,454	(b)

Total Ohio				89,966,043

Oklahoma - 0.6%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/22	5,420,000	6,325,682
St. John Health System Inc.	5.000%	2/15/23	5,700,000	6,602,994
St. John Health System Inc.	5.000%	2/15/24	5,990,000	6,897,665

Total Oklahoma				19,826,341

Oregon - 0.4%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,543,377
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	6,007,600
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/22	1,000,000	1,198,020
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/23	750,000	892,980
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/27	1,465,000	1,688,823

Total Oregon				12,330,800

Pennsylvania - 4.6%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,023,310
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	34,238,828	(b)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.590%	7/1/22	10,000,000	10,129,600	(b)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/20	4,880,000	5,692,178
Port District Project	5.000%	1/1/23	4,850,000	5,686,625
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	12,219,460
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,881,067
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,368,700

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	$25,000,000	$25,986,750	(b)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,616,503
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,557,603
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,007,140
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,176,672
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	11,538,400
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,781,063
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,447,673
West View, PA, Municipal Authority	9.500%	11/15/14	405,000	439,052	(d)

Total Pennsylvania				142,790,624

Puerto Rico - 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	19,290,000	19,093,242
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.500%	7/1/28	28,395,000	28,161,309
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	20,000,000	19,273,400
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,294,600
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	21,315,000	21,713,804
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	15,213,150
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	24,821,784
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	27,181,964
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	7,090,200

Total Puerto Rico				182,843,453

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,001,280
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,940,120

Total Rhode Island				2,941,400

South Carolina - 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,670,688

Tennessee - 3.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,250,120
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,421,997	(c)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,413,678	(c)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,548,103	(c)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,535,426

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	$31,000,000	$36,015,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,174,100
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,003,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,864,887
Tennessee Housing Development Agency	5.000%	7/1/23	2,795,000	2,929,943	(c)

Total Tennessee				120,157,054

Texas - 9.7%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,087,860
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	5,000	5,000
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,065,000	1,065,533
American Village Communities	6.250%	12/1/24	1,000,000	1,000,500
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,290,030
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,166,940
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,045,150	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,281,940
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	944,850
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,980
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,004,620
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	50,776,487
Harris County, TX, Revenue, Toll Road	0.680%	8/15/15	30,000,000	30,031,200	(b)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,334,951
Senior Lien	5.125%	7/1/27	11,180,000	12,714,120
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,865,000	3,015,441
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,125,093	(c)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,736,932	(c)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,435,378	(c)
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,180,333
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	20,096,820
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,335,000
AMBAC	5.000%	1/1/26	10,205,000	10,205,000
Panhandle, TX, Regional Housing Finance, GNMA-Collateralized	6.500%	7/20/21	629,000	661,010
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,337,620
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,646,060
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,173,881	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	$8,820,000	$9,864,023
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,285,137
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	50,301,728
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,502,280
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,639,550
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,496,925
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/23	9,000,000	9,966,150

Total Texas				301,880,522

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,960,037
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,852,200
Senior Lien	5.000%	10/1/25	11,000,000	12,093,620

Total U.S. Virgin Islands				21,905,857

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	390,000	436,702	(d)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,787	(d)
NATL	10.125%	4/1/15	425,000	475,894	(d)

Total Utah				918,383

Vermont - 0.7%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.810%	6/1/22	20,750,000	20,841,300	(c)(e)

Virginia - 1.0%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	5.000%	11/1/30	3,250,000	3,519,977	(h)
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,582,474
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,400,729
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,928,450	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,177,559	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,232,934	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,580,244	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,114,634	(c)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	5,660,000	6,593,560

Total Virginia				31,130,561

Washington - 1.1%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,662,263
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,381,900	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,154,338	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,930,675	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,682,720	(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	$7,080,000	$8,387,818
Multicare Health System	5.750%	8/15/29	3,000,000	3,522,930
Providence Health & Services	5.000%	10/1/21	2,000,000	2,373,100	(b)

Total Washington				33,095,744

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,565,455
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,877,980
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,344,062

Total West Virginia				20,787,497

Wisconsin - 0.9%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,610,136	(c)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,818,473	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,514,362	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,119,950	(c)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,306,920
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,943,100
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	7,089,425

Total Wisconsin				29,402,366

Wyoming - 0.5%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,782,060

TOTAL MUNICIPAL BONDS (Cost - $2,660,230,313)				2,917,679,129

STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			1,000,000	640,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,661,219,733)				2,918,319,129

SHORT-TERM INVESTMENTS - 5.4%
California - 0.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.170%	4/1/34	100,000	100,000	(i)(j)
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.160%	7/1/16	1,000,000	1,000,000	(i)(j)
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.200%	10/1/36	2,805,000	2,805,000	(c)(i)(j)

Total California				3,905,000

Florida - 0.3%
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.150%	6/1/48	2,300,000	2,300,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.150%	8/1/34	$1,500,000	$1,500,000	(i)(j)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.150%	10/1/48	500,000	500,000	(i)(j)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.190%	7/1/40	4,875,000	4,875,000	(i)(j)

Total Florida				9,175,000

Georgia - 0.1%
Private Colleges & Universities Authority, GA, Educational Facilities Revenue:
Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.150%	6/1/23	1,350,000	1,350,000	(i)(j)
Refunding, Emory University	0.110%	9/1/35	2,000,000	2,000,000	(i)(j)

Total Georgia				3,350,000

Illinois - 0.0%
Illinois Finance Authority Revenue, Provena Health, LOC-JPMorgan Chase	0.150%	8/15/44	600,000	600,000	(i)(j)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Clark University, LOC-TD Bank N.A.	0.130%	10/1/38	100,000	100,000	(i)(j)

New York - 1.5%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.150%	12/1/29	6,600,000	6,600,000	(i)(j)
New York City, NY, GO:
LIQ-Dexia Credit Local	0.240%	4/1/35	7,000,000	7,000,000	(i)(j)
SPA-Dexia Credit Local	0.220%	8/1/28	8,825,000	8,825,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.220%	6/15/32	22,100,000	22,100,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.260%	8/1/31	2,400,000	2,400,000	(i)(j)

Total New York				46,925,000

North Carolina - 2.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.200%	1/15/42	21,255,000	21,255,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.200%	1/15/43	17,400,000	17,400,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.200%	1/15/44	23,890,000	23,890,000	(i)(j)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.200%	2/1/28	20,750,000	20,750,000	(i)(j)

Total North Carolina				83,295,000

Ohio - 0.0%
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities, SPA-Wells Fargo Bank N.A.	0.180%	9/1/36	1,100,000	1,100,000	(c)(i)(j)

Pennsylvania - 0.3%
Delaware County Authority, PA:
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.150%	7/1/36	2,105,000	2,105,000	(i)(j)
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.150%	7/1/36	1,200,000	1,200,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Higher EFA Revenue, Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.150%	5/1/37	$1,410,000	$1,410,000	(i)(j)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.160%	7/15/41	2,500,000	2,500,000	(i)(j)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.230%	11/1/38	1,250,000	1,250,000	(i)(j)

Total Pennsylvania				8,465,000

South Carolina - 0.0%
University of South Carolina, School of Medicine, Education Trust Revenue Healthcare Facilities, LOC-Wells Fargo Bank N.A.	0.150%	9/1/25	1,100,000	1,100,000	(i)(j)

Texas - 0.3%
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.170%	8/1/38	100,000	100,000	(i)(j)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.200%	8/1/37	9,075,000	9,075,000	(i)(j)

Total Texas				9,175,000

Vermont - 0.1%
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, SPA-TD Bank N.A.	0.200%	11/1/34	2,185,000	2,185,000	(c)(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $169,375,000)				169,375,000

TOTAL INVESTMENTS - 98.9% (Cost - $2,830,594,733#)				3,087,694,129
Other Assets in Excess of Liabilities - 1.1%				33,235,709

TOTAL NET ASSETS - 100.0%				$3,120,929,838

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The maturity principal is currently in default as of December 31, 2012.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Security is purchased on a when-issued basis.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)	The coupon payment on these securities is currently in default as of December 31, 2012.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2012

GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry †

Industrial Revenue	22.6%
Transportation	18.1
Health Care	15.1
Special Tax Obligation	7.4
Power	7.0
Water & Sewer	6.1
Education	3.6
Local General Obligation	3.1
Other	3.1
State General Obligation	2.8
Leasing	2.5
Pre-Refunded/Escrowed to Maturity	1.5
Student Municipals	0.7
Housing	0.5
Solid Waste/Resource Recovery	0.4
Short-Term Investments	5.5

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2012 and are subject to change.

Ratings Table*

Standard & Poors/Moody’s/Fitch**
AAA/Aaa	1.0%
AA/Aa	27.4
A	44.0
BBB/Baa	20.7
BB/Ba	0.6
B/B	0.7
A-1/VMIG 1	5.5
NR	0.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (formerly Legg Mason Western Asset Intermediate-Term Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,917,679,129	—	$2,917,679,129
Statutory trust certificates	—	640,000	—	640,000

Total long-term investments	—	$2,918,319,129	—	$2,918,319,129

Short-term investments†	—	169,375,000	—	169,375,000

Total investments	—	$3,087,694,129	—	$3,087,694,129

Other financial instruments:
Futures contracts	$396,745	—	—	$396,745

Total	$396,745	$3,087,694,129	—	$3,088,090,874

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$269,012,369
Gross unrealized depreciation	(11,912,973)

Net unrealized appreciation	$257,099,396

At December 31, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury 30-Year Bonds	838	3/13	$124,001,745	$123,605,000	$396,745

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at December 31, 2012.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Interest Rate Risk	$396,745

During the period ended December 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$94,626,213

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013